Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net earnings (loss)	$ 112.7	$ (104.9)
Income tax expense (Note 29)	319.0	46.1
Depreciation and amortization (Note 14)	571.7	484.2
Impairment charges (Note 15)	0.0	78.6
Net realizable value inventory charge (recovery) (Note 12, 23)	20.6	(31.8)
Gains from sale of subsidiaries (Note 9)	(137.4)	(6.7)
Accretion on closure and decommissioning provision (Note 18, 25)	31.3	34.2
Change in mine reclamation obligations (Note 18)	53.7	15.7
Investment loss (Note 10(b))	14.3	5.5
Interest paid	(37.3)	(45.1)
Interest expense (Note 25)	47.6	51.4
Interest received	13.9	17.2
Income taxes paid	(163.8)	(149.4)
Other operating activities (Note 27)	5.6	2.0
Net change in non-cash working capital items (Note 27)	(127.8)	53.2
Cash flows from (used in) operating activities	724.1	450.2
Investing activities
Payments for mineral properties, plant and equipment	(323.3)	(379.0)
Cash acquired from Yamana Gold Inc. (Note 8)	0.0	259.5
Cash disposed in sale of subsidiaries (Note 9)	(16.2)	(194.1)
Cash proceeds from sale of subsidiaries (Note 9)	306.6	549.1
Proceeds from disposition of mineral properties, plant and equipment	3.8	3.8
Proceeds from disposal of investments	2.0	144.8
Net (payments) proceeds from derivatives	(5.5)	13.8
Cash flows from (used in) investing activities	(32.6)	397.9
Financing activities
Proceeds from common shares issued	1.4	0.0
Contribution from non-controlling interests	0.1	11.1
Dividends paid	(145.4)	(130.4)
Proceeds from debt (Note 20)	0.0	315.0
Repayment of debt (Note 20)	(6.7)	(703.5)
Shares repurchased under Normal Course Issuer Bid (Note 22(h))	(24.3)	0.0
Payment of equipment leases	(50.3)	(44.0)
Cash flows from (used in) financing activities	(225.2)	(551.8)
Effects of exchange rate changes on cash and cash equivalents	(3.1)	(3.7)
Increase in cash and cash equivalents	463.2	292.6
Cash and cash equivalents at the beginning of the year	399.6	107.0
Cash and cash equivalents at the end of the year	$ 862.8	$ 399.6